Capital Assets	12 Months Ended
Dec. 31, 2022
Capital Assets [Abstract]
Capital Assets

7.      Capital Assets

	2022	2021
Computer hardware	$8,866,157	$1,289,702
Furniture and fixtures	100,921	33,484
Leasehold improvements	921,570	21,065
	9,888,648	1,344,251
Accumulated depreciation	(1,044,416)	(57,402)
Net carrying value	$8,844,232	$1,286,849

Depreciation expense on capital assets for year ended December 31, 2022 was $987,014 (2021 — $57,402).